TAXATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
TAXATION (Tables)
Schedule of income tax expense
	Six months ended	Six months ended
	June 30, 2019	June 30, 2018
	(unaudited)	(unaudited)

Current income tax	$565,300	$322,972
Deferred income tax	-	(7,880)
	$565,300	$315,092

	Year ended	Year ended
	December 31 2018	December 31, 2017

Current income tax	$1,080,423	$3,029,192
Deferred income tax	-	3,061
	$1,080,423	$3,032,253

Schedule of effective income tax expenses

	Six months ended June 30, 2019	Six months ended June 30, 2018
	(unaudited)	(unaudited)

Income before income taxes	$2,933,369	$1,292,352
PRC statutory tax rate	25%	25%
Income tax expense computed at PRC tax rate	733,342	323,088
Reconciling items:
Effect of preferential tax rate	(251,798)	(208,742)
Non-deductible expenses	602	69,158
Changes in valuation allowance	83,154	131,588
Effective income tax expense	$565,300	$315,092

	Year ended December 31, 2018	Year ended December 31, 2017

Income before income taxes	$6,200,293	$15,204,908
PRC statutory tax rate	25%	25%
Income tax expense computed at PRC tax rate	1,550,073	3,801,227
Reconciling items:
Effect of preferential tax rate	(634,943)	(1,371,239)
Non-deductible expenses	36,173	606,409
Expired tax attribute carryforwards	90,805	36,499
Others	-	6,449
Changes in valuation allowance	38,315	(47,092)
Effective income tax expense	$1,080,423	$3,032,253

Schedule of valuation allowance

	June 30, 2019	December 31, 2018
	(unaudited)
Balance at beginning of the period	$426,558	$431,503
Current period movement	83,154	38,315
Foreign currency translation adjustments	(1,755)	(43,260)
Balance at end of the period	$507,957	$426,558

	December 31, 2018	December 31, 2017

Balance at beginning of the year	$431,503	$429,299
Current year movement	38,315	(47,092)
Foreign currency translation adjustments	(43,260)	49,296
Balance at end of the year	$426,558	$431,503

Schedule of deferred tax assets

	June 30, 2019	December 31, 2018
	(unaudited)
Tax effect of net operating losses carried forward	$491,432	$410,004
Allowance for doubtful accounts and inventory impairment	16,525	16,554
Valuation allowance	(507,957)	(426,558)
Deferred tax assets, net	$-	$-

	December 31, 2018	December 31, 2017

Tax effect of net operating losses carried forward	$410,004	$418,572
Allowance for doubtful accounts and inventory impairment	16,554	12,931
Valuation allowance	(426,558)	(431,503)
Deferred tax assets, net	$-	$-

Schedule of operating loss carry forwards
Amount
2019	$363,221
2020	176,016
2021	627,764
2022	362,385
2023	299,901
Total	$1,829,287